Operating Assets and Liabilities - Accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Operating Assets and Liabilities
Professional advisors	$ 188	$ 375
Other	348	163
Total	$ 536	$ 538